Leases - Supplemental cash flow information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Leases
Cash payments for operating leases	¥ 156,323
ROU assets obtained in exchange for operating lease liabilities	¥ 46,007